UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1776

Name of Registrant:	VANGUARD WELLESLEY INCOME FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2005

Item 1:	Schedule of Investments

Vanguard Wellesley Income Fund Schedule of Investments June 30, 2005
		Face Amount ($000)	Market Value ($000)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (3.4)%

	U.S. Government Securities (0.1)%
	Financing Corp.
	(U.S. Government Guaranteed)
	8.600%, 9/26/2019	$3,330	$4,774
	9.650%, 11/2/2018	4,090	6,161
	10.700%, 10/6/2017	2,755	4,339

			15,274

	Agency Bonds and Notes (3.0)%
	Federal Home Loan Bank†
	3.375%, 9/14/2007	80,000	79,172
	4.375%, 3/17/2010	80,000	81,402
	Federal Home Loan Mortgage Corp.†
	7.000%, 3/15/2010	64,000	72,237
	4.500%, 1/15/2015	40,000	40,709
	Federal National Mortgage Assn.†
	7.125%, 6/15/2010	33,000	37,590
	Tennessee Valley Auth.†
	4.375%, 6/15/2015	35,000	34,675

			345,785

	Mortgage-Backed Securities (0.3)%
	Federal National Mortgage Assn.†
(1)	6.085%, 10/1/2008	7,014	7,351
(1)	6.150%, 4/1/2009	4,974	5,253
(1)	6.195%, 10/1/2008	6,229	6,548
(1)	6.320%, 6/1/2009	6,712	7,160
(1)	6.590%, 11/1/2007	877	912
(1)	6.962%, 6/1/2007	5,851	6,087

			33,311

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $392,501)	394,370

	CORPORATE BONDS (51.9)%

	Asset-Backed Securities (6.2)%
	Aesop Funding II LLC
(1)(2)	3.950%, 4/20/2008	21,800	21,765
	American Express Credit Account Master Trust
(1)(3)	3.330%, 10/15/2010	25,000	25,068
(1)	4.350%, 12/15/2011	12,000	12,160
(1)(3)	3.250%,10/15/2012	5,730	5,736
	BMW Vehicle Owner Trust
(1)	4.280%, 2/25/2010	25,655	25,845
	Bank One Issuance Trust
(1)	2.940%, 6/16/2008	8,500	8,487
(1)	3.590%, 5/17/2010	25,000	24,819
	Capital Auto Receivables Asset Trust
(1)	2.960%, 1/15/2008	27,160	26,821
(1)	3.750%, 7/15/2009	20,000	19,825
	Capital One Master Trust
(1)	4.600%, 8/17/2009	7,225	7,290
	Capital One Multi-Asset Execution Trust
(1)(3)	3.610%,1/15/2009	13,000	13,033
	Capital One Prime Auto Receivables Trust
(1)	3.690%, 6/15/2010	15,740	15,629
	CarMax Auto Owner Trust
(1)	2.660%, 5/15/2008	8,180	8,099
	Chase Credit Card Master Trust
(1)(3)	3.250%, 5/15/2009	16,280	16,294
	Chase Manhattan Auto Owner Trust
(1)	2.570%, 2/16/2010	11,360	11,113
	Citibank Credit Card Issuance Trust
(1)	2.900%, 5/17/2010	8,500	8,251
(1)	4.550%, 6/20/2017	15,000	15,138
	Citigroup Mortgage Loan Trust, Inc.
(1)	4.740%, 4/25/2035	23,220	23,358
	Connecticut RRB Special Purpose Trust CL&P
(1)	6.210%, 12/30/2011	12,870	13,972
	DaimlerChrysler Master Owner Trust
(1)(3)	3.245%,1/15/2009	8,822	8,827
	Fleet Credit Card Master Trust II
(1)(3)	3.370%, 8/15/2008	21,995	22,021
	Ford Credit Auto Owner Trust
(1)	3.540%, 11/15/2008	9,780	9,686
	Ford Credit Floor Plan Master Owner Trust
(1)(3)	3.260%, 7/15/2009	13,025	13,020
	GE Business Loan Trust
(1)(2)	4.550%, 12/15/2034	13,329	13,312
	GE Capital Credit Card Master Note Trust
(1)(3)	3.270%,6/15/2010	10,115	10,127
	GE Dealer Floor Plan Master Note Trust
(1)(3)	3.310%,7/20/2008	10,000	9,983
	GSR Mortgage Loan Trust
(1)	4.690%, 4/25/2035	22,205	22,579
	Honda Auto Receivables Owner Trust
(1)	2.400%, 2/21/2008	28,705	28,279
(1)	3.280%, 2/18/2010	10,200	10,004
	Household Affinity Credit Card Master Note Trust I
(1)(3)	3.280%, 8/15/2008	20,000	20,017
	Impac CMB Trust
(1)(3)	3.554%, 8/25/2035	11,984	12,012
	John Deere Owner Trust
(1)	2.320%, 12/17/2007	17,625	17,388
	MBNA Credit Card Master Note Trust
(1)(3)	3.350%, 5/17/2010	9,900	9,920
	Massachusetts RRB Special Purpose Trust
(1)	3.780%, 9/15/2010	10,660	10,623
	Nissan Auto Receivables Owner Trust
(1)	2.700%, 12/17/2007	16,435	16,244
(1)	2.610%, 7/15/2008	10,000	9,880
(1)(3)	3.260%, 3/15/2010	18,220	18,222
	Onyx Acceptance Auto Trust
(1)	2.660%, 5/17/2010	10,000	9,808
(1)	3.910%, 9/15/2011	25,000	24,929
	Providian Gateway Master Trust
(1)(2)(3)	3.410%, 7/15/2010	20,250	20,263
	SLM Student Loan Trust
(1)(3)	3.191%, 4/25/2014	30,000	30,016
	USAA Auto Owner Trust
(1)	2.670%, 10/15/2010	5,000	4,882
(1)	4.130%, 11/15/2011	12,010	12,058
	Wells Fargo Mortgage Backed Securities Trust
(1)	4.564%, 2/25/2035	10,691	10,706
	Whole Auto Loan Trust
(1)	3.040%, 4/15/2009	40,000	39,876
	World Omni Auto Receivables Trust
(1)	3.820%, 11/12/2011	4,625	4,601

			721,986

	Finance (20.9)%
	Banking (11.6)%
	Associates Corp. of North America
	6.250%, 11/1/2008	25,000	26,557
	BB&T Corp.
	6.500%, 8/1/2011	25,000	27,879
	4.750%, 10/1/2012	16,000	16,321
	5.250%, 11/1/2019	19,000	19,894
	Banc One Corp.
	2.625%, 6/30/2008	15,000	14,341
	7.750%, 7/15/2025	25,000	32,936
	Bank One NA (IL)
	5.500%, 3/26/2007	5,000	5,127
	Bank of America Corp.
	4.750%, 10/15/2006	15,000	15,167
	3.250%, 8/15/2008	14,750	14,396
	3.375%, 2/17/2009	27,000	26,328
	4.875%, 1/15/2013	43,100	44,228
	5.375%, 6/15/2014	25,525	27,112
	Bank of Montreal
	7.800%, 4/1/2007	5,035	5,371
	Bank of New York Co., Inc.
	5.200%, 7/1/2007	35,000	35,874
	Citicorp
	6.650%, 12/15/2010	25,000	28,378
	Citigroup, Inc.
	5.000%, 3/6/2007	22,000	22,382
	4.125%, 2/22/2010	12,000	11,961
	6.625%, 6/15/2032	9,000	10,947
	6.000%, 10/31/2033	15,000	17,051
	5.850%, 12/11/2034	15,000	16,945
	Credit Suisse First Boston USA, Inc.
	4.625%, 1/15/2008	21,300	21,561
	6.500%, 1/15/2012	18,800	20,982
	5.125%, 1/15/2014	23,825	24,764
	4.875%, 1/15/2015	32,500	32,878
	7.125%, 7/15/2032	13,300	17,079
	Deutsche Bank Financial LLC
	5.375%, 3/2/2015	8,250	8,683
	Fifth Third Bank
	4.200%, 2/23/2010	33,000	33,051
	First Union Corp.
	6.000%, 10/30/2008	15,000	15,926
	HBOS Treasury Services PLC
(2)	3.625%, 7/23/2007	13,000	12,888
(2)	3.750%, 9/30/2008	11,400	11,290
(2)	4.000%, 9/15/2009	10,000	9,929
(2)	6.000%, 11/1/2033	19,000	21,350
	HSBC Bank USA
	4.625%, 4/1/2014	13,100	13,168
	5.875%, 11/1/2034	21,000	23,108
	HSBC Holdings PLC
(2)	7.625%, 5/17/2032	15,800	20,964
	Huntington National Bank
	4.375%, 1/15/2010	16,000	16,050
	J.P. Morgan Chase & Co.
	3.500%, 3/15/2009	12,000	11,730
	5.750%, 1/2/2013	14,000	14,917
	5.125%, 9/15/2014	9,665	9,880
	J.P. Morgan, Inc.
	5.750%, 10/15/2008	20,000	20,908
	6.250%, 1/15/2009	20,000	21,410
	Mellon Bank NA
	7.375%, 5/15/2007	4,720	5,005
	Mellon Funding Corp.
	5.000%, 12/1/2014	12,000	12,491
	Mizuho Finance (Cayman)
(2)	5.790%, 4/15/2014	32,000	33,911
	National Australia Bank
(2)	4.800%, 4/6/2010	21,000	21,386
	National City Bank
	7.250%, 10/21/2011	22,000	25,832
	National Westminster Bank PLC
	7.375%, 10/1/2009	29,825	33,393
	Northern Trust Co.
	4.600%, 2/1/2013	10,000	10,146
	PNC Bank NA
	5.250%, 1/15/2017	16,000	16,658
	Regions Financial Corp.
	7.000%, 3/1/2011	25,000	28,193
	Republic New York Corp.
	5.875%, 10/15/2008	15,000	15,748
	Royal Bank of Scotland Group PLC
	6.400%, 4/1/2009	14,000	15,056
	5.000%, 10/1/2014	18,975	19,552
	SunTrust Banks, Inc.
	5.050%, 7/1/2007	20,000	20,440
	6.375%, 4/1/2011	15,000	16,557
	UFJ Finance Aruba AEC
	6.750%, 7/15/2013	20,000	22,372
	US Bancorp
	5.100%, 7/15/2007	17,000	17,397
	US Bank NA
	3.900%, 8/15/2008	20,000	19,769
	6.375%, 8/1/2011	25,000	27,810
	4.950%, 10/30/2014	12,400	12,828
	Wachovia Bank NA
	4.950%, 11/1/2006	15,000	15,211
	4.875%, 2/15/2014	19,250	19,716
	5.250%, 8/1/2014	5,860	6,143
	4.800%, 11/1/2014	19,640	19,946
	6.605%, 10/1/2025	15,000	18,012
	Wells Fargo & Co.
	5.125%, 2/15/2007	5,020	5,115
	3.500%, 4/4/2008	17,000	16,786
	3.125%, 4/1/2009	12,400	12,009
	7.550%, 6/21/2010	25,000	28,723
	World Savings Bank, FSB
	4.125%, 3/10/2008	20,000	20,013
	4.500%, 6/15/2009	6,000	6,088
	4.125%, 12/15/2009	16,000	15,979
	Brokerage (2.3)%
	Bear Stearns Co., Inc.
	3.250%, 3/25/2009	15,500	14,967
	Goldman Sachs Group, Inc.
	3.875%, 1/15/2009	30,000	29,619
	5.250%, 10/15/2013	29,400	30,330
	6.125%, 2/15/2033	12,200	13,288
	Lehman Brothers Holdings, Inc.
	3.600%, 3/13/2009	8,970	8,792
	4.800%, 3/13/2014	15,000	15,221
	Merrill Lynch & Co., Inc.
	4.125%, 1/15/2009	27,125	27,080
	5.000%, 2/3/2014	15,000	15,419
	Morgan Stanley Dean Witter
	3.875%, 1/15/2009	36,000	35,578
	5.300%, 3/1/2013	37,925	39,293
	7.250%, 4/1/2032	27,100	34,451
	Finance Companies (3.2)%
	American Express Centurion Bank
	4.375%, 7/30/2009	11,500	11,590
	American Express Co.
	5.500%, 9/12/2006	40,000	40,703
	American General Finance Corp.
	5.750%, 3/15/2007	20,000	20,506
	4.500%, 11/15/2007	5,000	5,026
	2.750%, 6/15/2008	15,100	14,452
	4.000%, 3/15/2011	12,000	11,618
	CIT Group, Inc.
	7.375%, 4/2/2007	40,000	42,132
	7.750%, 4/2/2012	10,100	11,841
	General Electric Capital Corp.
	5.000%, 6/15/2007	24,000	24,425
(3)	3.504%, 6/22/2007	11,800	11,807
	7.375%, 1/19/2010	10,000	11,267
	8.125%, 5/15/2012	10,000	12,104
	5.450%, 1/15/2013	25,550	27,082
	6.750%, 3/15/2032	34,050	41,941
	Household Finance Corp.
	5.750%, 1/30/2007	23,000	23,594
	4.625%, 1/15/2008	13,700	13,855
	4.750%, 7/15/2013	12,225	12,297
	Wells Fargo & Co.
	5.500%, 8/1/2012	34,100	36,589
	Insurance (3.4)%
	ACE Ltd.
	6.000%, 4/1/2007	30,000	30,843
	Allstate Corp.
	5.375%, 12/1/2006	5,000	5,099
	7.500%, 6/15/2013	20,000	23,819
	Allstate Life Global Funding
	4.250%, 2/26/2010	13,000	13,015
	American International Group, Inc.
(3)	2.875%, 5/15/2008	14,250	13,710
(3)	4.250%, 5/15/2013	14,250	13,831
	Chubb Corp.
	6.000%, 11/15/2011	4,500	4,877
	Cincinnati Financial Corp.
	6.920%, 5/15/2028	11,750	14,125
	Equitable Cos., Inc.
	6.500%, 4/1/2008	10,000	10,583
	Hartford Life, Inc.
	7.375%, 3/1/2031	26,000	33,545
	Liberty Mutual Insurance Co.
(2)	8.500%, 5/15/2025	21,665	27,241
	MBIA, Inc.
	7.000%, 12/15/2025	19,500	23,001
	MetLife, Inc.
	5.250%, 12/1/2006	25,000	25,435
	Metropolitan Life Insurance Co.
(2)	7.800%, 11/1/2025	25,000	32,370
	Nationwide Life Global Funding
(2)	5.350%, 2/15/2007	25,000	25,465
	New York Life Insurance
(2)	5.875%, 5/15/2033	27,500	30,547
	Protective Life Secured Trust
	3.700%, 11/24/2008	9,985	9,829
	Prudential Financial, Inc.
	5.100%, 9/20/2014	12,000	12,362
	4.750%, 6/13/2015	21,000	21,013
	Travelers Property Casualty Corp.
	5.000%, 3/15/2013	6,200	6,282
	6.375%, 3/15/2033	6,680	7,320
	XL Capital Ltd.
	5.250%, 9/15/2014	16,000	16,242
	Financial Other (0.4)%
	Berkshire Hathaway Finance Corp.
	4.125%, 1/15/2010	48,255	48,063

			2,445,480

	Industrial (20.5)%
	Basic Industry (2.8)%
	Alcan, Inc.
	4.875%, 9/15/2012	10,500	10,648
	4.500%, 5/15/2013	22,300	22,021
	Alcoa, Inc.
	6.500%, 6/1/2011	45,000	49,863
	BHP Billiton Finance BV
	4.800%, 4/15/2013	33,500	33,950
	Dow Chemical Co.
	5.750%, 12/15/2008	50,000	52,563
	E.I. du Pont de Nemours & Co.
	6.750%, 9/1/2007	25,000	26,420
	3.375%, 11/15/2007	5,000	4,938
	4.125%, 3/6/2013	27,200	26,836
	International Paper Co.
	7.625%, 1/15/2007	15,000	15,686
(3)	5.850%, 10/30/2012	18,300	19,126
	Monsanto Co.
	7.375%, 8/15/2012	9,550	11,216
	PPG Industries, Inc.
	6.875%, 2/15/2012	7,017	8,011
	Praxair, Inc.
	6.375%, 4/1/2012	25,000	28,017
	Rio Tinto Finance USA Ltd.
	2.625%, 9/30/2008	15,000	14,284
	Weyerhaeuser Co.
	5.950%, 11/1/2008	4,264	4,417
	Capital Goods (3.1)%
	Boeing Capital Corp.
	5.750%, 2/15/2007	9,000	9,234
	4.750%, 8/25/2008	10,470	10,647
	Caterpillar Financial Services Corp.
	3.625%, 11/15/2007	12,800	12,653
	2.700%, 7/15/2008	11,800	11,296
	Caterpillar, Inc.
	6.550%, 5/1/2011	5,000	5,563
	6.625%, 7/15/2028	6,000	7,312
	6.950%, 5/1/2042	15,000	19,547
	Deere & Co.
	7.850%, 5/15/2010	6,000	6,909
	General Dynamics Corp.
	3.000%, 5/15/2008	11,400	11,074
	4.250%, 5/15/2013	41,100	40,715
	Goodrich Corp.
	6.800%, 2/1/2018	7,135	8,362
	7.000%, 4/15/2038	5,250	6,245
	Illinois Tool Works, Inc.
	5.750%, 3/1/2009	25,000	26,379
	John Deere Capital Corp.
	4.500%, 8/22/2007	10,000	10,068
	4.625%, 4/15/2009	15,000	15,182
	7.000%, 3/15/2012	25,000	28,650
	Minnesota Mining & Manufacturing Corp.
	6.375%, 2/15/2028	25,000	30,303
	Tenneco Packaging
	8.125%, 6/15/2017	20,000	25,029
	The Boeing Co.
	6.625%, 2/15/2038	20,950	25,754
	Tyco International Group SA
	6.000%, 11/15/2013	20,800	22,588
	United Technologies Corp.
	7.125%, 11/15/2010	25,000	28,408
	6.350%, 3/1/2011	5,000	5,525
	Communications (4.6)%
	BellSouth Corp.
	6.000%, 10/15/2011	31,000	33,442
	6.000%, 11/15/2034	34,000	36,184
	Chesapeake & Potomac Telephone Co.
	7.875%, 1/15/2022	16,000	19,726
	Comcast Cable Communications, Inc.
	6.200%, 11/15/2008	5,250	5,559
	6.750%, 1/30/2011	10,000	11,014
	Comcast Corp.
	5.300%, 1/15/2014	21,000	21,606
	Deutsche Telekom International Finance
(3)	8.500%, 6/15/2010	7,000	8,166
(3)	8.750%, 6/15/2030	17,200	23,177
	France Telecom
(3)	8.000%, 3/1/2011	24,000	27,880
	GTE California Inc.
	6.700%, 9/1/2009	25,000	27,039
	Gannett Co., Inc.
	4.125%, 6/15/2008	14,000	13,991
	6.375%, 4/1/2012	25,000	27,632
	Michigan Bell Telephone Co.
	7.850%, 1/15/2022	25,000	30,970
	New Jersey Bell Telephone Co.
	8.000%, 6/1/2022	14,585	18,023
	New York Times Co.
	5.350%, 4/16/2007	10,000	10,206
	News America Inc.
	5.300%, 12/15/2014	5,000	5,134
	6.200%, 12/15/2034	11,000	11,725
	SBC Communications, Inc.
	6.250%, 3/15/2011	15,500	16,805
	Sprint Capital Corp.
	8.750%, 3/15/2032	10,200	14,235
	Telecom Italia Capital
(2)	4.950%, 9/30/2014	7,000	6,932
(2)	6.000%, 9/30/2034	16,750	17,257
	Telefonica Europe BV
	7.750%, 9/15/2010	25,000	28,677
	Tribune Co.
	6.875%, 11/1/2006	20,000	20,621
	Univision Communications, Inc.
	3.500%, 10/15/2007	10,000	9,788
	Verizon Global Funding Corp.
	4.375%, 6/1/2013	14,500	14,312
	Verizon Virginia Inc.
	4.625%, 3/15/2013	10,800	10,664
	Verizon Wireless Capital
	5.375%, 12/15/2006	10,000	10,186
	Vodafone Group PLC
	5.375%, 1/30/2015	11,250	11,881
	Washington Post Co.
	5.500%, 2/15/2009	50,000	52,320
	Consumer Cyclicals (1.6)%
	CVS Corp.
	4.875%, 9/15/2014	12,000	12,207
	Home Depot Inc.
	3.750%, 9/15/2009	12,000	11,823
	McDonald's Corp.
	5.750%, 3/1/2012	10,000	10,854
	Target Corp.
	6.350%, 1/15/2011	16,500	18,148
	5.875%, 3/1/2012	31,000	33,645
	Time Warner, Inc.
	6.150%, 5/1/2007	20,000	20,678
	6.875%, 5/1/2012	10,000	11,267
	Wal-Mart Stores, Inc.
	4.375%, 7/12/2007	10,000	10,076
	6.875%, 8/10/2009	50,000	55,135
	Consumer Noncyclicals (5.1)%
	Abbott Laboratories
	4.350%, 3/15/2014	20,000	19,854
	Anheuser-Busch Cos., Inc.
	6.000%, 4/15/2011	31,125	33,754
	7.500%, 3/15/2012	5,000	5,892
	Archer-Daniels-Midland Co.
	8.875%, 4/15/2011	5,325	6,467
	7.125%, 3/1/2013	6,200	7,169
	5.935%, 10/1/2032	5,000	5,592
	Becton, Dickinson & Co.
	4.550%, 4/15/2013	25,900	26,064
	Bestfoods
	6.625%, 4/15/2028	25,000	29,117
	CIGNA Corp.
	7.000%, 1/15/2011	4,900	5,495
	Clorox Co.
	4.200%, 1/15/2010	14,535	14,641
	Coca-Cola Enterprises Inc.
	5.250%, 5/15/2007	5,000	5,113
	5.750%, 11/1/2008	25,000	26,175
	Diageo Capital PLC
	3.500%, 11/19/2007	10,400	10,270
	3.375%, 3/20/2008	22,700	22,254
	Eli Lilly & Co.
	6.000%, 3/15/2012	10,000	10,947
	General Mills, Inc.
	5.125%, 2/15/2007	25,000	25,387
	Gillette Co.
	4.125%, 8/30/2007	5,000	5,019
	GlaxoSmithKline Capital Inc.
	4.375%, 4/15/2014	10,000	9,909
	5.375%, 4/15/2034	16,055	17,189
	Hershey Foods Corp.
	6.950%, 3/1/2007	13,000	13,607
	Johnson & Johnson
	3.800%, 5/15/2013	19,895	19,286
	6.730%, 11/15/2023	15,000	18,688
	Kimberly-Clark Corp.
	6.250%, 7/15/2018	25,000	28,555
	Kraft Foods, Inc.
	4.625%, 11/1/2006	10,000	10,066
	5.625%, 11/1/2011	22,625	23,918
	Pepsi Bottling Holdings Inc.
(2)	5.625%, 2/17/2009	4,030	4,231
	Pepsico, Inc.
	3.200%, 5/15/2007	18,000	17,756
	Pfizer, Inc.
	4.500%, 2/15/2014	12,000	12,092
	Procter & Gamble Co.
	4.750%, 6/15/2007	20,000	20,314
	4.300%, 8/15/2008	13,000	13,094
	6.450%, 1/15/2026	25,000	29,714
	Procter & Gamble Co. ESOP
(1)	9.360%, 1/1/2021	25,000	33,702
	Schering-Plough Corp.
(3)	5.550%, 12/1/2013	16,985	17,987
	The Coca-Cola Co.
	5.750%, 3/15/2011	45,000	48,284
	Energy (2.2)%
	Amoco Corp.
	6.500%, 8/1/2007	5,000	5,244
	Anadarko Petroleum Corp.
	3.250%, 5/1/2008	10,800	10,530
	BP Capital Markets America
	4.200%, 6/15/2018	6,300	5,932
	Burlington Resources, Inc.
	6.500%, 12/1/2011	25,000	27,625
	ChevronTexaco Capital Co.
	3.500%, 9/17/2007	22,000	21,826
	Conoco Funding Co.
	5.450%, 10/15/2006	12,800	13,041
	6.350%, 4/15/2009	10,500	11,308
	Devon Financing Corp.
	7.875%, 9/30/2031	15,000	19,602
	Encana Corp.
	6.500%, 8/15/2034	15,000	17,374
	Halliburton Co.
	5.500%, 10/15/2010	15,400	16,143
	Phillips Petroleum Co.
	7.000%, 3/30/2029	11,500	14,388
	Suncor Energy, Inc.
	5.950%, 12/1/2034	28,000	31,311
	Texaco Capital, Inc.
	8.625%, 4/1/2032	25,000	38,214
	Valero Energy Corp.
	7.500%, 4/15/2032	16,600	20,481
	Technology (0.5)%
	Hewlett-Packard Co.
	3.625%, 3/15/2008	10,800	10,638
	International Business Machines Corp.
	4.250%, 9/15/2009	5,000	5,020
	4.750%, 11/29/2012	5,000	5,118
	7.000%, 10/30/2025	25,000	30,988
	Pitney Bowes, Inc.
	4.750%, 5/15/2018	10,000	9,969
	Transportation (0.2)%
	CSX Corp.
	6.750%, 3/15/2011	4,820	5,333
	Norfolk Southern Corp.
	6.200%, 4/15/2009	15,000	15,965
	Industrial Other (0.4)%
	Eaton Corp.
	5.750%, 7/15/2012	15,600	16,733
	6.500%, 6/1/2025	10,000	11,929
	5.250%, 6/15/2035	14,500	14,915
	Stanley Works
	3.500%, 11/1/2007	5,000	4,930

			2,406,583

	Utilities (4.3)%
	Electric (4.3)%
	Boston Edison Co.
	4.875%, 10/15/2012	20,800	21,354
	Commonwealth Edison Co.
	6.150%, 3/15/2012	20,000	22,079
	Consolidated Edison, Inc.
	5.625%, 7/1/2012	16,205	17,356
	4.875%, 2/1/2013	9,700	9,967
	3.850%, 6/15/2013	6,000	5,737
	Duke Energy Corp.
	6.250%, 1/15/2012	20,000	21,816
	Exelon Corp.
	6.750%, 5/1/2011	17,500	19,531
	Florida Power & Light Co.
	4.850%, 2/1/2013	12,000	12,429
	5.625%, 4/1/2034	5,000	5,463
	Florida Power Corp.
	6.650%, 7/15/2011	25,000	27,778
	Georgia Power Co.
	4.875%, 7/15/2007	25,000	25,416
	5.125%, 11/15/2012	5,000	5,180
	Kentucky Utilities Co.
	7.920%, 5/15/2007	5,000	5,250
	National Rural Utilities Cooperative Finance Corp.
	7.250%, 3/1/2012	40,000	46,331
	4.750%, 3/1/2014	12,000	12,228
	Oklahoma Gas & Electric Co.
	6.500%, 4/15/2028	10,000	11,703
	Oncor Electric Delivery Co.
	6.375%, 5/1/2012	20,000	21,944
	PECO Energy Co.
	4.750%, 10/1/2012	12,000	12,263
	PacifiCorp
	6.625%, 6/1/2007	10,000	10,437
	SCANA Corp.
	6.875%, 5/15/2011	25,000	27,901
	6.250%, 2/1/2012	28,930	31,623
	Southern California Edison Co.
	5.000%, 1/15/2014	11,800	12,095
	Southwestern Public Service Co.
	5.125%, 11/1/2006	35,115	35,536
	United Electric Distribution
(2)	4.700%, 4/15/2011	3,875	3,928
	Virginia Electric & Power Co.
	5.375%, 2/1/2007	45,500	46,319
	4.750%, 3/1/2013	16,350	16,410
	Wisconsin Power & Light Co.
	5.700%, 10/15/2008	12,650	13,213
	Wisconsin Public Service
	6.125%, 8/1/2011	8,000	8,727

510,014

	TOTAL CORPORATE BONDS
	(Cost $5,813,938)		6,084,063

	SOVEREIGN BONDS (U.S. Dollar Denominated) (6.2)%

	African Development Bank
	3.750%, 1/15/2010	6,400	6,351
	Asian Development Bank
	4.500%, 9/4/2012	40,000	41,355
	BK Nederlandse Gemeenten
	6.000%, 3/26/2012	50,000	55,251
	European Investment Bank
	3.500%, 3/14/2008	26,000	25,750
	4.000%, 3/3/2010	20,000	20,052
	4.625%, 5/15/2014	54,000	56,161
	Inter-American Development Bank
	3.375%, 3/17/2008	30,000	29,669
	International Bank for Reconstruction & Development
	4.125%, 6/24/2009	11,800	11,929
	Kingdom of Spain
(2)	3.375%, 10/28/2009	15,000	14,712
	Kredit Fuer Wiederaufbau
	3.375%, 1/23/2008	60,000	59,357
	3.500%, 3/14/2008	18,000	17,834
	3.250%, 3/30/2009	18,000	17,631
	4.125%, 10/15/2014	22,000	21,871
	Landwirtschaft Rentenbank
	4.125%, 7/15/2008	67,000	67,255
	Oesterreich Kontrollbank
	4.500%, 3/9/2015	17,000	17,467
	Province of British Columbia
	5.375%, 10/29/2008	9,500	9,950
	Province of Manitoba
	4.250%, 11/20/2006	25,000	25,129
	4.450%, 4/12/2010	20,000	20,311
	Province of New Brunswick
	3.500%, 10/23/2007	4,600	4,558
	Province of Ontario
	5.125%, 7/17/2012	25,000	26,551
	4.500%, 2/3/2015	40,000	40,572
	Province of Quebec
	6.125%, 1/22/2011	19,500	21,272
	Quebec Hydro Electric
	6.300%, 5/11/2011	50,000	55,020
	Republic of Finland
	4.750%, 3/6/2007	6,000	6,094
	Republic of Italy
	2.750%, 12/15/2006	14,450	14,265
	5.625%, 6/15/2012	40,000	43,747

	TOTAL SOVEREIGN BONDS
	(Cost $716,183)		730,114

	TAXABLE MUNICIPAL BONDS (1.1)%

	Illinois (Taxable Pension) GO
	4.950%, 6/1/2023	9,675	9,970
	5.100%, 6/1/2033	52,000	54,009
	Oregon School Board Assn. GO
	4.759%, 6/30/2028	15,000	14,956
	Southern California Public Power Auth.
	6.930%, 5/15/2017	30,000	36,679
	Wisconsin Public Service Rev.
	5.700%, 5/1/2026	9,000	10,013

	TOTAL TAXABLE MUNICIPAL BONDS
	(Cost $118,421)		125,627

	COMMON STOCKS (36.4)%

		Shares

	Consumer Discretionary (0.6)%
	Kimberly-Clark Corp.	1,105,900	69,218

	Consumer Staples (2.2)%
	Kellogg Co.	1,940,400	86,231
	Altria Group, Inc.	1,320,200	85,364
	General Mills, Inc.	981,800	45,938
	H.J. Heinz Co.	1,244,900	44,094

			261,627

	Financial Services (11.5)%
	Bank of America Corp.	4,570,400	208,456
	Citigroup, Inc.	4,355,100	201,336
	SunTrust Banks, Inc.	1,673,200	120,872
	XL Capital Ltd. Class A	1,347,600	100,288
	National City Corp.	2,923,100	99,736
	PNC Financial Services Group	1,731,200	94,281
	JPMorgan Chase & Co.	2,407,300	85,025
	Regency Centers Corp. REIT	1,095,900	62,685
	UBS AG	800,000	62,280
	Wells Fargo & Co.	979,200	60,299
	The Chubb Corp.	561,500	48,070
	Wachovia Corp.	842,200	41,773
	U.S. Bancorp	1,365,000	39,858
	Comerica, Inc.	634,600	36,679
	Washington Mutual, Inc.	680,500	27,689
	MBNA Corp.	1,042,900	27,282
*	KKR Financial Corp. REIT	590,200	14,755
	General Growth Properties Inc. REIT	278,410	11,439

			1,342,803

	Health Care (1.8)%
	Wyeth	2,426,100	107,961
	Abbott Laboratories	1,467,900	71,941
	Baxter International, Inc.	500,800	18,579
	Pfizer Inc.	409,100	11,282

			209,763

	Integrated Oils (5.0)%
	ExxonMobil Corp.	4,028,926	231,542
	ConocoPhillips Co.	2,886,800	165,962
	BP PLC ADR	1,543,608	96,290
	Shell Transport & Trading Co. ADR	776,400	45,077
	Royal Dutch Petroleum Co. ADR	684,900	44,450

			583,321

	Materials & Processing (3.8)%
	Dow Chemical Co.	2,801,900	124,768
	E.I. du Pont de Nemours & Co.	2,487,000	106,966
	PPG Industries, Inc.	1,084,900	68,088
	Weyerhaeuser Co.	1,006,800	64,082
	Air Products & Chemicals, Inc.	700,100	42,216
	Lyondell Chemical Co.	1,000,000	26,420
	Alcoa Inc.	400,000	10,452

			442,992

	Producer Durables (2.2)%
	Caterpillar, Inc.	1,629,400	155,298
	Emerson Electric Co.	1,646,700	103,133

			258,431

	Utilities (9.3)%
	FPL Group, Inc.	4,409,800	185,476
	SBC Communications Inc.	6,372,500	151,347
	Exelon Corp.	2,090,000	107,280
	Dominion Resources, Inc.	1,390,000	102,012
	BellSouth Corp.	3,319,900	88,210
	Verizon Communications Inc.	2,431,500	84,008
	Entergy Corp.	742,800	56,119
	Cinergy Corp.	1,000,000	44,820
	Consolidated Edison Inc.	940,600	44,058
	SCANA Corp.	1,021,600	43,633
	Southern Co.	1,241,600	43,046
	Puget Energy, Inc.	1,754,400	41,018
	Progress Energy, Inc.	889,900	40,259
	AT&T Corp.	1,338,900	25,493
	Constellation Energy Group, Inc.	431,400	24,887
	Public Service Enterprise Group, Inc.	200,000	12,164

			1,093,830

	TOTAL COMMON STOCKS
	(Cost $3,361,533)		4,261,985

	TEMPORARY CASH INVESTMENTS (0.6)%

	Money Market Fund (0.1)%
	Vanguard Market Liquidity Fund, 3.139%**	7,490,000	7,490

		Face
		Amount
		(000)

	Repurchase Agreement (0.5)%
	Goldman Sachs & Co.
	3.450%, 7/1/2005	$59,500	59,500
	(Dated 6/30/2005,
	Repurchase Value $59,506,000
	collateralized by Federal National Mortgage Assn.
	5.500%, 1/1/2035)

	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $66,990)		66,990

	TOTAL INVESTMENTS (99.6)%
	(Cost $10,469,566)		11,663,149

	OTHER ASSETS AND LIABILITIES—NET (0.4)%		45,914

	NET ASSETS (100)%		$11,709,063

*Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of these securities was $349,741,000, representing 3.0% of net assets.
(3)Adjustable-rate note.
ADR - American Depositary Receipt.
GO - General Obligation Bond.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At June 30, 2005, the cost of investment securities for tax purposes was $10,469,566,000. Net unrealized appreciation of investment securities for tax purposes was $1,193,583,000, consisting of unrealized gains of $1,254,767,000 on securities that had risen in value since their purchase and $61,184,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD WELLESLEY INCOME FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.